Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Sep. 30, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	₪ 0.01	₪ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	30,704,348	30,295,949
Common stock, shares outstanding	30,704,348	30,295,949